Derivative financial instruments - Derivative financial instruments and underlying hedged items (Details) oz in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) BRL (R$) T	Nov. 30, 2018 BRL (R$)	Nov. 30, 2018 USD ($)	Dec. 31, 2017 T oz USD ($)
Financial risk management
Derivative financial assets (liabilities) at beginning of period	$ (3,260)
Inventory	3,038
Net revenue	(1,353)
Other income and expenses, net	17,528
Net financial results	(2,538)
Other comprehensive income	(901)
Realized gain (loss)	15,532
Derivative financial assets (liabilities) at end of period	(3,017)
Aripuana project
Financial risk management
Principal amount		1,057,000	294,000
Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	(1,276)
2020
Financial risk management
Derivative financial assets (liabilities) at end of period	(1,474)
2021
Financial risk management
Derivative financial assets (liabilities) at end of period	(266)
Hedging programs for mismatches of quotation periods
Financial risk management
Derivative financial assets (liabilities) at beginning of period	(4,508)
Inventory	3,038
Net revenue	(1,353)
Other income and expenses, net	20,618
Other comprehensive income	(901)
Realized gain (loss)	17,451
Derivative financial assets (liabilities) at end of period	(557)
Hedging programs for mismatches of quotation periods | Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	$ (557)
Hedging programs for mismatches of quotation periods | Zinc forward
Financial risk management
Principal amount | T	261,020			387,240
Derivative financial assets (liabilities) at beginning of period	$ (4,638)
Inventory	3,038
Net revenue	(1,353)
Other income and expenses, net	20,460
Other comprehensive income	(968)
Realized gain (loss)	17,096
Derivative financial assets (liabilities) at end of period	(557)
Hedging programs for mismatches of quotation periods | Zinc forward | Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	(557)
Hedging programs for mismatches of quotation periods | Silver forward
Financial risk management
Principal amount | oz				503
Derivative financial assets (liabilities) at beginning of period	129
Other income and expenses, net	159
Other comprehensive income	67
Realized gain (loss)	355
Hedging programs for sales of zinc at fixed price
Financial risk management
Derivative financial assets (liabilities) at beginning of period	603
Other income and expenses, net	(3,090)
Realized gain (loss)	(1,629)
Derivative financial assets (liabilities) at end of period	(858)
Hedging programs for sales of zinc at fixed price | Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	(815)
Hedging programs for sales of zinc at fixed price | 2020
Financial risk management
Derivative financial assets (liabilities) at end of period	$ (43)
Hedging programs for sales of zinc at fixed price | Zinc forward
Financial risk management
Principal amount | T	10,566			2,230
Derivative financial assets (liabilities) at beginning of period	$ 603
Other income and expenses, net	(3,090)
Realized gain (loss)	(1,629)
Derivative financial assets (liabilities) at end of period	(858)
Hedging programs for sales of zinc at fixed price | Zinc forward | Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	(815)
Hedging programs for sales of zinc at fixed price | Zinc forward | 2020
Financial risk management
Derivative financial assets (liabilities) at end of period	(43)
Hedging of changes in interest rates in US dollar
Financial risk management
Derivative financial assets (liabilities) at beginning of period	646
Net financial results	(936)
Realized gain (loss)	(290)
Hedging of changes in interest rates in US dollar | LIBOR floating rate vs. US Dollar fixed rate swaps
Financial risk management
Principal amount				31,393
Derivative financial assets (liabilities) at beginning of period	646
Net financial results	(936)
Realized gain (loss)	(290)
Hedging of changes in foreign exchange rates
Financial risk management
Net financial results	(1,602)
Derivative financial assets (liabilities) at end of period	(1,602)
Hedging of changes in foreign exchange rates | Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	95
Hedging of changes in foreign exchange rates | 2020
Financial risk management
Derivative financial assets (liabilities) at end of period	(1,431)
Hedging of changes in foreign exchange rates | 2021
Financial risk management
Derivative financial assets (liabilities) at end of period	$ (266)
Hedging of changes in foreign exchange rates | Collar foreign exchange
Financial risk management
Principal amount | R$	1,056,922
Net financial results	$ (1,602)
Derivative financial assets (liabilities) at end of period	(1,602)
Hedging of changes in foreign exchange rates | Collar foreign exchange | Less than 1 year / 2019
Financial risk management
Derivative financial assets (liabilities) at end of period	95
Hedging of changes in foreign exchange rates | Collar foreign exchange | 2020
Financial risk management
Derivative financial assets (liabilities) at end of period	(1,431)
Hedging of changes in foreign exchange rates | Collar foreign exchange | 2021
Financial risk management
Derivative financial assets (liabilities) at end of period	$ (266)